Investment Securities, Available-for-sale Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 515,531	$ 580,705
Gross Unrealized Gains	58	121
Gross Unrealized Losses	14,126	8,861
Fair Value	501,463	571,965
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	154,868	139,890
Gross Unrealized Gains	0	27
Gross Unrealized Losses	2,708	2,066
Fair Value	152,160	137,851
State and Political Subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	168	515
Gross Unrealized Gains	5	10
Gross Unrealized Losses	0	0
Fair Value	173	525
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	271,386	320,614
Gross Unrealized Gains	53	84
Gross Unrealized Losses	9,407	4,715
Fair Value	262,032	315,983
Corporate Bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	30,048	40,270
Gross Unrealized Gains	0	0
Gross Unrealized Losses	110	108
Fair Value	29,938	40,162
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	58,376	68,921
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,901	1,862
Fair Value	56,475	67,059
Mortgage-Backed Securities and Collateralized Mortgage Obligations - Commercial [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost		9,810
Gross Unrealized Gains		0
Gross Unrealized Losses		110
Fair Value		9,700
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	685	685
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 685	$ 685